LEASES (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Operating leases:
Operating lease right of use assets	$ 163,041	$ 0
Current operating lease liabilities	57,990	0
Non-current operating lease liabilities	194,089	$ 0
Total operating lease liabilities	$ 252,079